Shareholder Report, Holdings (Details) - C000057444	Nov. 30, 2025
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Communications
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Technology
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Materials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Energy
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Financials
Holdings [Line Items]
Percent of Net Asset Value	24.00%